Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

November 26, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust (filing relates to Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Strategic Income Fund (formerly known as Legg Mason Partners Diversified Strategic Income Fund) (collectively, the “Funds”) (File Nos. 2-96408, 811-4254))

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectuses and the Statement of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 119 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on November 25, 2008.

Please call Barry Hurwitz at (617) 951-8267 or the undersigned at (617) 951-8029 with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo